Basis of Presentation and Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 16, 2013	Sep. 30, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Income taxes payable	$ 29,829	$ 80
Cash	11,023	6,544	$ 1,045			$ 523
General and Administrative Expenses and Offering Costs	$ 3,000	3,000	42,000
Number of days after receiving cash distribution related to interest in Linn Energy units, required to pay the cash received, net of tax reserve, to shareholders	5 days
Investment in Linn Energy, LLC	$ 0	1,302,152
Excess Losses From Equity Method Investment	490,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 433,000	3,000
Linn Energy, LLC
Related Party Transaction [Line Items]
Share price	$ 1.29
Ownership percentage	37.00%			39.00%	15.00%
Expenses for services provided by related party	$ 2,000	2,000	2,000
General and Administrative Expenses Paid by Related Party			22,000
Equity Method Investment, Other than Temporary Impairment	$ 326,000	2,200,000	0
Berry
Related Party Transaction [Line Items]
Business Combination, Acquisition Related Costs			40,000
Berry share-based awards expensed in the post-combination period			$ 9,000
FY 2013 [Member] | Linn Energy, LLC
Related Party Transaction [Line Items]
General and Administrative Expenses Paid by Related Party		$ 11,000
Linn Energy, LLC
Related Party Transaction [Line Items]
Share price	$ 2.69	$ 10.13
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	$ 85,000